Combined Prospectus - Combined Prospectus: 1	Apr. 10, 2025 USD ($) shares
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest, $0.01 par value per share
Amount of Securities Previously Registered | shares	7,500,000,000
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 7,500,000,000.00
Form Type	N-2
File Number	333-264145
Initial Effective Date	Apr. 24, 2023
Combined Prospectus Note	Pursuant to Rule 429 under the Securities Act, the prospectus included herein is a combined prospectus which relates to (i) the Registration Statement File No. 333-264145, dated April 5, 2022, as amended, previously filed by Ares Strategic Income Fund (the "Registrant") on Form N-2 (the "Prior Registration Statement"), and (ii) the registration by the Registrant of additional securities as set forth herein. This Registration Statement also constitutes a Post-Effective Amendment to the Prior Registration Statement, and such Post-Effective Amendment shall become effective concurrently with the effectiveness of this Registration Statement. Pursuant to the Prior Registration Statement, a total of $7,500,000,000 common shares of beneficial interest, par value $0.01 per share, were previously registered. This Registration Statement has registered an additional $7,500,000,000 of common shares, resulting in a total of $15,000,000,000 in registered common shares.